Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2020
Equity-accounted investees
Schedule of purchase price allocation

Fair
(in thousands of Russian Roubles)	value
Non-current assets	135,059
Current assets	100,714
Non-current liabilities	(20,168)
Current liabilities	(13,158)
Total net assets (100%)	202,447
Group’s share of net assets (25.01%)	50,632

Schedule of cash consideration transferred

(in thousands of Russian Roubles)	Total
Call option	25,341
Group’s share of net assets (25.01%)	50,632
Goodwill	158,757
Cash consideration transferred	234,730

Summary of financial information of acquired entity, adjusted for fair value adjustments

	December 31,	December 31,
(in thousands of Russian Roubles)	2020	2019
Percentage ownership interest	25.01%	25.01%
Non-current assets	73,467	95,717
Current assets	74,005	70,697
Non-current liabilities	(49,297)	(26,606)
Current liabilities	(214,493)	(59,479)
Net assets (100%)	(116,318)	80,329
Group’s share of net assets (25.01%)	(29,091)	20,090
Goodwill	158,757	158,757
Carrying amount of the Group’s interest in associate	129,666	178,847

		Period
		from May 6,
		2019 till
	Year ended	December 31,
	December 31, 2020	2019
Revenue	152,750	67,701
Loss from continuing operations (100%)	(196,647)	(122,118)
Total comprehensive loss (100%)	(196,647)	(122,118)
Group’s share of total comprehensive loss (25.01%)	(49,181)	(30,542)

Schedule of loans to Skllaz

	December 31, 2020	December 31, 2019
Long-term loans and borrowings:
Loan issued	11,541	—
Total	11,541	—
Current loans and borrowings:
Loan issued – current portion	8,178	—
Total	8,178	—